Notes Payable and Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Notes Payable [Abstract]
Schedule of Net Carrying Amount of Term Loan
The following table presents the net carrying amount of the Term Loans as of December 31, 2024:

	Principal Amount Outstanding	Unamortized Debt Issuance Costs	Net Carrying Amount
Term A Loan	$103,500	$17,611	$85,889
Term B Loan	32,617	5,550	27,067

Total	$136,117	$23,161	$112,956

The following table presents the net carrying amount of the Term Loans as of December 31, 2023:

	Principal Amount Outstanding	Unamortized Debt Issuance Costs	Net Carrying Amount
Term A Loan	$91,000	$21,602	$69,399
Term B Loan	31,228	7,413	23,815

Total	$122,228	$29,015	$93,214

Schedule of Interest Expense Related to the Term Loans
Interest expense recognized related to the Term Loans for the three and nine months ended September 30, 2025 was as follows:

	For the Three Months Ended September 30, 2025	For the Nine Months Ended September 30, 2025
Contractual interest expense	$2,055	$11,605
Amortization of debt issuance costs	759	4,315

Total interest expense	$2,814	$15,920

Interest expense recognized related to the Term Loans for the three and nine months ended September 30, 2024 was as follows:

	For the Three Months Ended September 30, 2024	For the Nine Months Ended September 30, 2024
Contractual interest expense	$5,181	$14,201
Amortization of debt issuance costs	1,315	5,403

Total interest expense	$6,496	$19,604

Interest expense recognized related to the Term Loans was as follows for the year ended December 31, 2024:

Contractual interest expense	$19,068
Amortization of debt issuance costs	6,173

Total interest expense	$25,241

Interest expense recognized related to the Term Loans was as follows for the year ended December 31, 2023:

Contractual interest expense	$6,995
Amortization of debt issuance costs	2,155

Total interest expense	$9,150

Schedule of Principal Payments under Term Loans	The following table summarizes the principal payments required for the Term Loans in each of the next five years and thereafter:

2025	$—
2026	—
2027	—
2028	136,117
2029	—
Thereafter	—
Total	$136,117